Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Variable Portfolio – Partners Core Bond Fund - Class 1 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
Account Value	$ 11,710	$ 11,452	$ 10,773	$ 12,424	$ 12,580	$ 11,619	$ 10,699	$ 10,708	$ 10,338	$ 10,088	$ 10,000
Variable Portfolio – Partners Core Bond Fund - Class 2 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class 2
Account Value	$ 11,416	11,190	10,551	12,212	12,386	11,472	10,585	10,622	10,279	10,054	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	$ 11,291	$ 10,699	$ 12,299	$ 12,492	$ 11,620	$ 10,688	$ 10,687	$ 10,321	$ 10,055	$ 10,000